SCOPE OF CONSOLIDATION - Schedule Of Other Investments (Details) - Other investments - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Investments in equity instruments at FVOCI	$ 299	$ 513
Erdemir
Disclosure of financial assets [line items]
Investments in equity instruments at FVOCI	0	205
ArcelorMittal XCarb®
Disclosure of financial assets [line items]
Investments in equity instruments at FVOCI	152	152
Stalprodukt S.A.
Disclosure of financial assets [line items]
Investments in equity instruments at FVOCI	58	65
Others
Disclosure of financial assets [line items]
Investments in equity instruments at FVOCI	$ 89	$ 91